OPPENHEIMER EUROPE FUND
                  Supplement dated December 27, 2000 to the
         Statement of Additional Information dated December 27, 2000



      Class N shares of Oppenheimer Europe Fund are not currently being offered for sale.









December 27, 2000                                             PX0261.001


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                           OPPENHEIMER EUROPE FUND
                  Supplement dated December 27, 2000 to the
                      Prospectus dated December 27, 2000



      Class N shares of Oppenheimer Europe Fund are not currently being offered for sale.









December 27, 2000                                             PS0261.003


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